Stockholders' Equity (Deficit) - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 19, 2021 Day $ / shares shares	Apr. 30, 2020 USD ($)	Dec. 31, 2021 Day $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 22, 2021 $ / shares shares	Nov. 20, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			400,000,000		400,000,000		400,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock authorized (in shares)					100,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001
Common stock, shares outstanding (in shares)	86,299,495		86,344,881			86,299,495	58,076,019
Warrants outstanding (in shares)	10,833,333		10,833,333			11,539,216
Number of vote per share | Day			1
Number of shares issued in transaction (in shares)	15,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Warrant price (in dollars per share) | $ / shares	$ 11.50
Warrant redemption price (in dollars per share) | $ / shares			$ 0.01
Share price (in dollars per share) | $ / shares			$ 18.00
Warrants issued (in shares)			705,883
Settlement to repurchase restricted shares, amount | $		$ 80		$ 149
Number of securities called by each warrant (in shares)	1
Warrant exercise term, period after closing	30 days
Warrant redemption, written notice period	30 days
Warrant redemption, threshold consecutive trading days | Day	20
Warrant redemption, threshold trading period | Day	30
Warrant redemption, period before redemption notice sent | Day	3
Share settlement note
Class of Stock [Line Items]
Debt, face amount | $		$ 80